INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 991	$ 982	$ 1,162
Trademarks | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 990	$ 982